CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Details Narrative)	Jan. 01, 2019
Changes In Accounting Policies And Disclosures
Weighted average lessee's incremental borrowing rate applied to the lease liabilities	5.75%